Taxes (Details) - Schedule of income tax expense (benefit) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Income Tax Expense Benefit Abstract
Current income tax provision	$ 275,555	$ 513,379	$ 100,741
Deferred income tax provision (benefit)	(36,670)	(333,045)	111,757
Total	$ 238,885	$ 180,334	$ 212,498